LEASES - Operating And Finance Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
LEASES
Operating cash flows from operating leases	$ 115	$ 120	$ 276	$ 157
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$ 539	$ 86	$ 136